Leases - Amounts recognised in the consolidated income statement - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Quantitative Information About Leases [Line Items]
Expenses in respect of leases of low value assets and short term leases	£ 57	£ 39
Expenses in respect of variable lease payments	4	9
Total cash outflow for leases	£ 172	£ 154